LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of supplemental consolidated balance sheet information related to leases

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	2020	2021
Operating leases:	RMB	RMB
Operating leases right-of-use assets	6,926	35,507
Current portion of lease liabilities	3,322	16,908
Non-current portion of lease liabilities	1,873	18,335
Total operating lease liabilities	5,195	35,243
Weighted average remaining lease term (in years)	1.7	2.1
Weighted average discount rate	4.75%	4.75%

Summary of cash flow information related to leases

Supplemental cash flow information related to leases for the years ended December 31, 2020 and 2021 is as follows:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	25,665	16,490
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	4,734	47,101

Summary of maturities of lease payments

Maturities of lease payments by year and in the aggregate, under non-cancellable operating leases with terms in excess of one year as of December 31, 2021 are as follows:

RMB
2022	18,191
2023	17,436
2024 and thereafter	1,391
Total lease payment	37,018
Less imputed interest	(1,775)
Total	35,243